Deferred Income Tax Assets/Liabilities - Additional Information (Detail) $ in Thousands	Dec. 31, 2018 ARS ($)
Allowance for impairment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Allowance for impairment for deferred tax asset	$ (3,764)